SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment
For the half year to

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2026	£m	£m	£m	£m	£m
Net interest income	1,903	67	335	87	2,392
Non-interest income/(expense)	50	80	34	(31)	133
Net operating income	1,953	147	369	56	2,525
Operating expenses before credit impairment charges, restructuring and specific provisions	(1,084)	(78)	(178)	(13)	(1,353)
Credit impairment (charges)	(233)	(15)	(30)	–	(278)
Restructuring and specific provisions	(74)	(214)	(16)	(62)	(366)
Total credit impairment charges, restructuring and specific provisions	(307)	(229)	(46)	(62)	(644)
Profit/(loss) before tax	562	(160)	145	(19)	528

Revenue/(expense) from external customers	2,238	373	281	(367)	2,525
Inter-segment (expense)/revenue	(285)	(226)	88	423	–
Net operating income	1,953	147	369	56	2,525

Customer loans	212,923	4,988	19,492	1,503	238,906
Customer deposits	192,567	–	24,848	9,815	227,230

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2025	£m	£m	£m	£m	£m
Net interest income	1,763	61	330	61	2,215
Non-interest income/(expense)	14	97	26	(58)	79
Net operating income	1,777	158	356	3	2,294
Operating expenses before credit impairment charges, restructuring and specific provisions	(1,066)	(84)	(197)	16	(1,331)
Credit impairment (charges)	(78)	(10)	(17)	–	(105)
Restructuring and specific provisions	(67)	(9)	(17)	(1)	(94)
Total credit impairment charges, restructuring and specific provisions	(145)	(19)	(34)	(1)	(199)
Profit before tax	566	55	125	18	764

Revenue/(expense) from external customers	2,059	387	295	(447)	2,294
Inter-segment (expense)/revenue	(282)	(229)	61	450	–
Net operating income	1,777	158	356	3	2,294

At 31 December 2025
Customer loans	175,196	4,979	18,927	1,454	200,556
Customer deposits	155,652	–	24,414	10,108	190,174

Summary of Relationship Between Customer Liabilities and Deposits	The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Condensed Consolidated Balance
Sheet. Customer balances exclude joint ventures, as they carry low credit risk and therefore have an immaterial ECL, Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Condensed Consolidated Balance Sheet.

	Net carrying amount
	Assets		Liabilities
	30 June 2026	31 December 2025	30 June 2026	31 December 2025
	£m	£m	£m	£m
Customer balances (gross)	238,906	200,556	227,230	190,174
Loan loss allowance	(804)	(730)	–	–
Customer balances (net)	238,102	199,826	227,230	190,174
Intercompany balances (including joint ventures)	5,162	5,043	1,721	1,590
Accrued interest	841	737	1,024	932
Other items	66	360	80	(365)
Loans and advances to customers / Deposits by customers	244,171	205,966	230,055	192,331